Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.24%
New York–99.36%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$2,445	$ 2,190,380
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2032	200	202,299
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	450	450,469
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	569,361
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	215	219,474
Series 2020 B, RB	4.00%	11/01/2055	1,250	1,019,007
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,042,750
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	163,425
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $4,300,000)(a)(b)	5.25%	04/01/2035	4,300	2,064,000
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $1,213,178)(a)(b)(c)	5.00%	10/01/2038	1,200	576,000
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	421,839
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,094,690
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	148,966
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2052	1,500	1,534,022
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	173,549
Series 2017, Ref. RB	5.00%	08/01/2036	290	294,802
Series 2017, Ref. RB	5.00%	08/01/2047	600	597,088
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	188,767
Series 2019, RB(c)	5.75%	02/01/2049	230	220,062
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	624,084
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,394,775
Series 2013 A-1, RB	5.75%	07/01/2033	790	701,998
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	3,118,140
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,058
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,065
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,054
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,046
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,037
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,015
Series 2007, GO Bonds	5.00%	12/15/2033	35	32,978
Series 2007, GO Bonds	5.00%	12/15/2034	40	37,611
Series 2007, GO Bonds	5.00%	12/15/2035	40	37,634
Series 2007, GO Bonds	5.00%	12/15/2036	45	42,647
Series 2007, GO Bonds	5.00%	12/15/2037	45	42,695
Series 2007, GO Bonds	5.00%	12/15/2038	50	47,427
Series 2007, GO Bonds	5.00%	12/15/2039	50	47,278
Series 2007, GO Bonds	5.00%	12/15/2040	55	51,974
Series 2007, GO Bonds	5.00%	12/15/2041	55	51,932
Series 2007, GO Bonds	5.00%	12/15/2042	60	56,593
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,086
Series 2014, RB	5.00%	05/01/2039	100	100,052
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	12,200	11,935,944
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	1,500	1,375,886
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	256,399
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	840	858,130

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	$160	$ 166,139
Series 2017, Ref. RB	5.00%	07/01/2036	160	165,834
Series 2017, Ref. RB	5.00%	07/01/2042	500	513,141
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	73,399
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,762,850
Series 2005 D, RB(d)	0.00%	06/01/2055	74,000	5,540,543
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	4,950	5,046,485
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(d)	0.00%	01/01/2045	17,535	4,820,696
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(c)	5.50%	07/01/2044	965	868,211
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	3,000,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,680,481
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	300,177
Series 2014, RB	5.00%	07/01/2034	300	300,111
Series 2014, RB	5.00%	07/01/2039	250	250,014
Series 2014, RB	5.00%	07/01/2044	200	199,988
Series 2017, Ref. RB	5.00%	07/01/2029	100	101,851
Series 2017, Ref. RB	5.00%	07/01/2030	80	81,474
Series 2017, Ref. RB	5.00%	07/01/2031	75	76,102
Series 2017, Ref. RB	5.00%	07/01/2032	135	136,780
Series 2017, Ref. RB	5.00%	07/01/2035	135	136,165
Series 2017, Ref. RB	5.00%	07/01/2036	110	110,666
Series 2017, Ref. RB	5.00%	07/01/2038	80	80,057
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,090	1,589,469
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	1,185	1,186,915
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	2,974,435
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,508,726
Series 2017, RB	5.00%	09/01/2042	4,000	4,113,485
Series 2021 A, Ref. RB	4.00%	09/01/2039	3,000	3,050,009
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	1,000	1,077,155
Series 2023 E, RB	5.00%	09/01/2053	2,000	2,146,269
Metropolitan Transportation Authority;
Series 2014 B, RB(e)(f)	5.00%	06/24/2024	2,000	2,001,119
Series 2014 B, RB(e)(f)	5.25%	06/24/2024	900	900,632
Series 2016 B, Ref. RB	5.00%	11/15/2035	2,000	2,061,612
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	7,190,838
Series 2016 C-1, RB	5.25%	11/15/2056	11,760	11,971,487
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,274,895
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,715	5,797,964
Series 2017 A-1, RB	5.25%	11/15/2057	2,565	2,644,303
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/15/2028	350	350,374
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/15/2029	500	500,563
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/15/2038	150	150,176
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,451,793
Series 2017, RB	5.00%	12/01/2036	1,400	1,418,469
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	1,000	872,565
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	4,705	3,660,961

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	$65	$ 65,073
Series 2011, RB	6.00%	06/01/2034	250	250,422
Series 2014 A, RB	5.00%	06/01/2029	100	100,072
Series 2014 A, RB	5.50%	06/01/2034	180	180,212
Series 2014 A, RB	5.00%	06/01/2044	285	285,118
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	740	692,723
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,361,223
Series 2020 B, RB	5.38%	07/01/2025	135	132,893
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,000	989,972
Series 2016 A, RB	5.00%	11/15/2056	17,000	16,703,044
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(g)	5.00%	07/01/2049	3,930	4,036,673
Series 2019 A, GO Bonds (INS - AGM)(g)	5.00%	04/01/2043	1,490	1,558,060
Series 2024 A, GO Bonds	4.00%	04/01/2054	1,000	932,372
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	760	740,084
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/14/2014-10/16/2018; Cost $3,189,210)(a)(b)	5.00%	01/01/2058	3,133	938,084
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,540,000)(a)(b)(c)	9.00%	01/01/2041	1,540	1,540,000
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	222,952
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,677	2,625,352
Series 2006 D, RB(d)	0.00%	06/01/2060	60,000	3,581,070
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,150,716
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	353,185
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	569,894
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	453,743
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	200,668
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	224,677
New York & New Jersey (States of) Port Authority; Series 2024, Ref. RB	5.00%	07/15/2054	500	536,909
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,019
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	2,600	2,539,777
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,898,055
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,438,922
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,850	10,292,165
Series 2021 F-1, GO Bonds	3.00%	03/01/2041	1,585	1,308,087
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,520,895
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	70,282
Series 2005 E-2, RB	6.13%	11/01/2035	235	173,664
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,000	3,033,013
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,183,539
New York (City of), NY Municipal Water Finance Authority;
Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,007,245
Series 2020, Ref. RB	5.00%	06/15/2050	1,500	1,573,160
Series 2021 AA-1, RB(h)	4.00%	06/15/2050	18,090	17,215,462
Series 2021 CC-1, RB(h)	4.00%	06/15/2051	11,000	10,445,588

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	$1,395	$ 1,403,884
Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,020,700
Series 2017 C, Ref. RB	5.00%	11/01/2030	920	950,411
Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,519,142
Series 2018 C-3, RB	4.00%	05/01/2045	4,000	3,841,651
Series 2019 B-1, RB	4.00%	11/01/2042	6,000	5,870,434
Series 2020 C-1, RB	4.00%	05/01/2036	300	307,609
Series 2020, RB	4.00%	05/01/2044	10,000	9,746,815
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	3,910,549
Series 2024, RB	4.13%	05/01/2052	1,000	953,672
Series 2024, RB	5.00%	05/01/2052	1,000	1,066,290
Subseries 2014 B-1, RB	5.00%	11/01/2040	1,000	1,000,607
Subseries 2016 F-3, RB	3.25%	02/01/2041	3,500	3,041,177
Subseries 2019 S1B, RB	4.00%	07/15/2041	3,335	3,213,115
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	428,385
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	319,913
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,098,978
New York (State of) Dormitory Authority;
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,152,579
Series 2020 A, Ref. RB	4.00%	03/15/2046	935	890,447
Series 2020 D, Ref. RB	4.00%	02/15/2047	4,015	3,804,184
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	866,955
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	5,660	4,473,832
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,465	1,319,226
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,047,051
Series 2012 B, RB	5.00%	07/01/2032	115	103,615
Series 2012 B, RB	4.75%	07/01/2039	300	251,292
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(g)	5.25%	07/01/2027	6,425	6,480,360
Series 2007, RB (INS - NATL)(g)	5.25%	07/01/2028	3,765	3,799,536
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB(e)(f)	5.00%	07/01/2024	100	100,077
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	779,273
Series 2020, RB	4.00%	07/01/2046	10,800	10,435,295
Series 2020, RB	4.00%	07/01/2050	2,000	1,896,959
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	486,125
Series 2020 A, Ref. RB	4.00%	09/01/2050	1,200	1,022,467
New York (State of) Dormitory Authority (New School (The));
Series 2015 A, Ref. RB(e)(f)	5.00%	07/01/2025	30	30,458
Series 2015 A, Ref. RB	5.00%	07/01/2040	370	372,000
Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	1,898,421
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	1,957,414
Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,290,070
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	602,534
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,701,238
Series 2022 A, Ref. RB	4.00%	07/01/2052	1,375	1,223,504
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2039	4,625	4,732,004
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,201,899

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2029	$600	$ 573,675
Series 2017, Ref. RB(c)	5.00%	12/01/2030	400	379,200
Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	279,022
Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	276,119
Series 2017, Ref. RB(c)	5.00%	12/01/2035	300	269,806
Series 2017, Ref. RB(c)	5.00%	12/01/2036	200	177,023
Series 2017, Ref. RB(c)	5.00%	12/01/2037	200	174,373
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	504,418
New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	100	101,170
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,108,808
Series 2017 A-2, RB(c)	5.38%	09/01/2050	4,800	3,611,401
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(b)(c)	5.38%	10/01/2042	1,425	1,090,615
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,515,984
New York (State of) Housing Finance Agency; Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,017,020
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	150	149,582
Series 2023 252, RB	4.55%	10/01/2048	250	247,168
Series 2023 252, RB	4.65%	10/01/2053	225	222,632
Series 2023-255, RB	5.00%	10/01/2053	3,000	3,029,491
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	5,850	5,651,836
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	6,515,380
New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(g)	4.00%	11/15/2047	2,650	2,540,589
Series 2023, RB (INS - AGM)(g)	5.13%	11/15/2058	5,500	5,946,572
New York (State of) Thruway Authority;
Series 2016 A, RB	5.25%	01/01/2056	10,000	10,117,542
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	200,817
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	359,350
Series 2018 L, Ref. RB	5.00%	01/01/2035	385	406,747
Series 2019 B, RB	4.00%	01/01/2045	3,900	3,708,966
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,325,265
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	2,000	2,115,988
Series 2022 C, RB	5.00%	03/15/2055	4,000	4,227,224
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	5,270,729
New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1); Series 2022 C, RB(h)	5.00%	03/15/2053	13,500	14,282,925
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,862,312
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	3,162,551
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2037	9,000	9,142,349
Series 2017, RB	5.00%	12/15/2041	12,800	13,307,990
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	1,000	1,077,251
Series 2022, Ref. RB	5.00%	09/15/2052	750	805,111
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,010
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	3,240	3,261,015
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	160	160,090
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	255	255,000
Series 2001, RB	5.75%	06/01/2043	15	15,289
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	820	783,420
Series 2010 A, RB(c)	6.25%	06/01/2041	2,075	2,074,916
New York Counties Tobacco Trust V;
Series 2005 S-3, RB(d)	0.00%	06/01/2055	84,200	6,851,783
Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	155,400	7,002,013

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$7,205	$ 7,343,280
Series 2016 A, Ref. RB	6.00%	06/01/2043	1,875	1,901,474
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,075,458
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,009,455
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,580	17,698,952
Series 2007, RB	5.50%	10/01/2037	5,025	5,831,026
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	3,845	2,869,744
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,355,849
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2038	1,500	1,589,371
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	368,326
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(g)	4.00%	12/01/2038	180	170,477
Series 2019, Ref. RB (INS - AGM)(g)	4.00%	12/01/2049	580	508,643
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	280,317
Series 2017, Ref. RB	5.00%	05/01/2034	200	199,853
Series 2017, Ref. RB	5.00%	05/01/2037	250	250,417
Series 2017, Ref. RB	5.00%	05/01/2040	150	149,423
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	2,365	2,261,755
Series 2019, Ref. RB	4.00%	12/01/2049	1,500	1,427,868
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,018,240
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,008,836
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	475	481,098
Series 2001, RB	5.75%	08/15/2043	3,160	3,202,961
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	439,368
Series 2022, Ref. RB	5.25%	07/01/2040	265	289,007
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	250	221,666
Suffolk Regional Off-Track Betting Co.;
Series 2024, RB	5.75%	12/01/2044	1,500	1,551,060
Series 2024, RB	6.00%	12/01/2053	500	517,526
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	915	895,049
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	8,210	7,403,947
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,059,639
Series 2016 C-2, RB(c)	5.35%	11/01/2049	1,160	1,046,112
Series 2016 D-2, RB(c)	5.35%	11/01/2049	760	685,384
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	99,000
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	835,500
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,271,935
Series 2017 A, RB	5.00%	11/15/2038	300	309,291
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	1,958,843
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	1,877,139
Series 2024 A-1, RB	5.25%	05/15/2059	5,000	5,401,876
Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	9,625	10,440,584
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	800	878,336

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	$2,200	$ 2,270,368
Series 2020 A, RB	5.00%	11/15/2054	2,900	3,024,732
Series 2021 A, RB	5.00%	11/15/2056	5,700	5,954,573
Series 2021 A, RB(h)	5.00%	11/15/2056	12,500	13,058,277
Series 2022 A, Ref. RB	4.00%	05/15/2051	3,735	3,524,669
Series 2022, RB(h)	5.25%	05/15/2057	10,000	10,717,673
Series 2023 A, RB	4.25%	05/15/2058	10,000	9,650,224
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	6,881,277
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,163,956
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,091,820
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,082,658
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,774
Series 2014 A, RB	5.00%	11/01/2044	2,189	2,067,824
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	773,284
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc); Series 2021, Ref. RB(c)	5.00%	07/01/2046	1,260	1,209,515
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	1,020,048
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	500	464,891
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,479,164
Series 2023, RB (INS - AGM)(g)	5.75%	11/01/2048	1,750	1,973,700
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	8,300	7,885,145
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	560,513
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	423,909
Series 2019 A, RB	5.00%	10/15/2049	640	625,698
				650,905,391

Puerto Rico–6.88%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,560	2,573,232
Series 2002, RB	5.63%	05/15/2043	9,700	9,814,938
Series 2005 A, RB(d)	0.00%	05/15/2050	8,800	1,599,373
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(i)	5.50%	08/01/2031	4,055	0
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	140	131,415
PRIFA Custodial Trust;
Series 2005 A, RB(d)	0.00%	03/15/2049	623	434,130
Series 2022, RB(d)	0.00%	03/15/2049	3,658	1,618,779
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2024	60	59,756
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	473	314,344
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	410	413,207
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	424,461
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	429,816
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	432,365
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	767,776
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	331	324,782
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	275,286
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	358,592
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN(d)	0.00%	11/01/2043	1,899	1,179,910
Subseries 2022, RN(d)	0.00%	11/01/2051	4,278	2,700,329
Subseries 2022, RN(d)	0.00%	11/01/2051	268	77,928
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	1,604	1,606,540
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(g)	5.00%	07/01/2027	1,000	993,084

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	$90	$90,087

Series 2012, Ref. RB	5.00%	10/01/2042	150	150,315

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	476,025

Series 2018 A-1, RB	4.55%	07/01/2040	199	200,422

Series 2018 A-1, RB(d)	0.00%	07/01/2046	9,897	3,170,037

Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,445,863

Series 2018 A-1, RB	5.00%	07/01/2058	6,182	6,184,005

Series 2019 A-2, RB	4.54%	07/01/2053	71	68,183

Series 2019 A-2, RB	4.78%	07/01/2058	953	944,570

Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	1,911,561

University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	993,255

Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,901,952

				45,066,322

TOTAL INVESTMENTS IN SECURITIES(j)–106.24% (Cost $732,235,173)				695,971,713

FLOATING RATE NOTE OBLIGATIONS–(6.90)%
Notes with interest and fee rates ranging from 3.91% to 3.93% at 05/31/2024 and contractual maturities of collateral ranging from 06/15/2050 to 05/15/2057(k)				(45,195,000)

BORROWINGS–(0.58)%				(3,800,000)

OTHER ASSETS LESS LIABILITIES–1.24%				8,113,627

NET ASSETS–100.00%				$655,090,340

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $9,052,584, which represented less than 1% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at May 31, 2024 was $6,208,699, which represented less than 1% of the Fund’s Net Assets.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $51,135,898, which represented 7.81% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Fund’s investments with a value of $65,719,925 are held by TOB Trusts and serve as collateral for the $45,195,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$695,971,713	$0	$695,971,713

Invesco Rochester® AMT-Free New York Municipal Fund